Share Capital And Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As of December 31, 2025 and 2024, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2025	2024
150,000,000 (2024: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2025	2024
101,319,440 (2024: 104,534,703) outstanding issued common shares of $1.00 each	101,319	104,535

(number of shares in thousands)	2025	2024
As of January 1	104,535	104,578
Repurchase and cancellation of treasury shares (1)	(3,576)	(679)
Share options exercised	233	512
Vesting of RSUs	127	124
As of December 31	101,319	104,535
(1) During 2025 and 2024, we repurchased and cancelled 3.6 million and 0.7 million treasury shares for a net consideration of $144.0 million and $14.2 million, inclusive of brokers commission of $0.1 million and $0.01 million, respectively.
Weighted average assumptions used	The weighted average assumptions as of the grant dates are as follows:

	November 2024	April 2024	March 2023
Risk free interest rate	4.3%	4.4%	4.1%
Expected volatility of common stock	41.5%	50.4%	70.5%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options	4.5 years	4.0 years	4.0 years

Summary of stock option activity	A summary of the share options movements during the year ended December 31, 2025 is presented below:

	Shares (in thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2024	1,896	$25.44	3.3
Adjustment	(19)	$33.02
Exercised during the year	(233)	$13.71
Forfeited during the year	(63)	$23.27
Options outstanding at December 31, 2025	1,581	$26.34	2.5

Options outstanding and exercisable at:
December 31, 2025	747	$22.31	1.9
December 31, 2024	453	$12.10	1.6
December 31, 2023	750	$10.22	0.4

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Intrinsic value of share options exercised	6,697	12,955	—
Total fair value of share options vested in the year	7,016	2,647	1,958

Compensation cost recognized in the consolidated statement of operations	6,529	3,649	2,706
Share options cost capitalized*	—	—	173
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Summary of time-based RSU activity
A summary of time-based RSU activities for the year ended December 31, 2025 is presented below:

	Shares (in thousands)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2024	220	22.97	1.7
Granted during the year	94	33.86
Vested during the year	(124)	34.96
Forfeited during the year	(11)	20.26
Non-vested RSUs at December 31, 2025	179	27.27	1.4

Summary of performance-based RSU activity

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Compensation cost recognized in the consolidated statement of income	3,391	3,532	3,050
RSU cost capitalized *	—	—	247
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.